Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES
As the Company generated net operating losses (“NOLs”) during 2019 and 2020, has generated historical NOLs, and is forecasting to continue to generate NOLs, the Company did not record a provision for or benefit from income taxes for the years ended December 31, 2019, and 2020.
A reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows for the years ended December 31, 2019, and 2020:

	YEAR ENDED DECEMBER 31,
	2019	2020
Federal income tax (benefit)/expense at statutory rate	21.0%	21.0%
State income tax benefit	6.0%	5.4%
Permanent items	-0.3%	-0.2%
Change in Valuation Allowance	-29.7%	-29.3%
Federal R&D Tax Credits	3.1%	3.1%
Other	-0.1%	0.0%

Effective income tax rate	0.0%	0.0%

Deferred tax assets and liabilities reflect the net tax effects of NOLs and tax credit carryforwards and temporary differences between the carrying amount of assets and liabilities for financial reporting and the amounts used for tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019, and 2020 were as follows:

	YEAR ENDED DECEMBER 31,
	2019	2020
Deferred tax assets
Federal net operating loss carryforwards	$13,626	$26,464
State net operating loss carryforwards	3,807	6,542
Tax credits	1,759	4,059
Stock based compensation	17	89
Capitalized research and development expenses	5,157	4,398
Accruals and other	517	763

Total deferred tax assets	24,883	42,315
Valuation allowance	(24,340)	(39,965)

Total net deferred tax assets	$543	$2,350

Deferred tax liabilities
Depreciation and amortization	$(543)	$(2,350)

Total deferred tax liabilities	$(543)	$(2,350)

Total deferred tax assets (liability)	$—	$—

As of December 31, 2020, the Company had federal NOL carryforwards of $126,017 and state NOL carryforwards of approximately $ 103,517, which are available to reduce future taxable income. The Company also had federal tax credits of $3,490 as of December 31, 2020. The federal NOLs generated before 2018 of approximately $27,104 will expire at various dates through 2037, and NOL carryforwards generated after 2017 of approximately $98,913 have an indefinite carryforward period. The state NOLs and tax credit carryforwards will expire at various dates through 2040.
After consideration of all the evidence, both positive and negative, the Company has recorded a valuation allowance against its deferred tax assets at December 31, 2019, and 2020 because the Company’s management has determined that it is more likely than not that these assets will not be fully realized.
Utilization of the NOL carryforwards and research and development tax credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company has not currently completed an evaluation of ownership changes through December 31, 2020, to assess whether utilization of the Company’s NOL or research and development credit carryforwards would be subject to an annual limitation under Section 382. To the extent an ownership change occurs in the future, the NOL and credit carryforwards would be subject to limitation. Further, until a study is completed, and any limitation is known, no amounts are being presented as an uncertain tax position.
As of December 31, 2019, and 2020, the Company had not recorded any uncertain tax provisions. The Company files income tax returns in the U.S. federal and various state jurisdictions. The federal and state income tax returns are generally subject to examinations for the tax years ended December 31, 2017, through December 31, 2020. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service or state tax authorities to the extent utilized in a future period. There are currently no federal or state audits in process.